CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares - Class A	Ordinary shares - Class B	Ordinary shares Ordinary shares - Class A	Ordinary shares Ordinary shares - Class B	Additional Paid-in Capital	Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2022				8,135,348	2,780,570
Balance at beginning of period at Dec. 31, 2022	$ 175,409			$ 0	$ 0	$ 897,337	$ (721,928)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary shares, net (in shares)				91,802
Issuance of Ordinary shares, net	467					467
Exercise of options, warrants and vesting of RSUs (in shares)				225,110
Exercise of options, warrants and vesting of RSUs	129					129
Conversion of convertible note						3,104
Share-based compensation	16,278					16,278
Net loss	(114,208)						(114,208)
Balance at end of period (in shares) at Dec. 31, 2023				8,452,260	2,780,570
Balance at end of period at Dec. 31, 2023	78,075			$ 0	$ 0	914,211	(836,136)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary shares, net (in shares)				9,973,752
Issuance of Ordinary shares, net	45,535					45,535
Exercise of options, warrants and vesting of RSUs (in shares)				980,085
Exercise of options, warrants and vesting of RSUs	13					13
Conversion of convertible note (in shares)				72,780
Conversion of convertible note	550					550
Share-based compensation	10,709					10,709
Net loss	(111,754)						(111,754)
Balance at end of period (in shares) at Dec. 31, 2024		19,478,877	2,780,570	19,478,877	2,780,570
Balance at end of period at Dec. 31, 2024	23,128			$ 0	$ 0	971,018	(947,890)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary shares, net (in shares)				8,595,807
Issuance of Ordinary shares, net	34,361					34,361
Exercise of options, warrants and vesting of RSUs (in shares)				669,230
Exercise of options, warrants and vesting of RSUs	1					1
Share-based compensation	5,067					5,067
Net loss	(55,807)						(55,807)
Balance at end of period (in shares) at Dec. 31, 2025		28,743,914	2,780,570	28,743,914	2,780,570
Balance at end of period at Dec. 31, 2025	$ 6,750			$ 0	$ 0	$ 1,010,447	$ (1,003,697)